Document And Entity Information	12 Months Ended
Apr. 30, 2023
Document Information Line Items
Entity Registrant Name	MAISON SOLUTIONS INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On May 22, 2023, we filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-1 (the “Registration Statement”), which was subsequently amended on June 2, 2023, June 8, 2023, June 9, 2023, June 12, 2023, June 13, 2023 and June 14, 2023, and declared effective on June 14, 2023. On August 1, 2023, we filed Post-Effective Amendment No. 1 with the SEC.This Post-Effective Amendment No. 2 is being filed as an exhibit-only filing to update the Filing Fee Table included as Exhibit 107 to the Registration Statement and the Opinion of Akerman LLP included as Exhibit 5.1 to the Registration Statement. Accordingly, this Post-Effective Amendment No. 2 consists only of the facing page, this Explanatory Note, Item 16 of Part II of the Registration Statement, Item 17 of Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibits. The remainder of the Registration Statement is unchanged and therefore has been omitted.
Entity Central Index Key	0001892292
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE